UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark Drive #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3375 Westpark Drive #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

September 30, 2018

Church Capital Fund

Annual Report

This is the Annual Report of the Church Capital Fund (“Fund”) for the twelve months ended September 30, 2018. The Fund is an investment company that was designed to focus on investing in Church mortgage bonds and church mortgage loans (“Church Securities”). The Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the Church Securities market and outlook.

The Fund produced a 6.89% total return for the twelve months ended September 30, 2018. The BarclaysCapital U.S. Government/Credit Index returned -1.37% for the same period.

ECONOMY

By most statistical measures, the United States economy continued to improve in 2018. The unemployment rate, as reported by the Bureau of Labor Statistics, has continued to decline, albeit slowly, during 2018, falling from 4.1% in January 2018 to 3.7% in October 2018.  This decline in unemployment has been steady since it reached a high of 9.9% in 2010.  The Gross Domestic Product (GDP) of the United States, as measured by the Bureau of Economic analysis, grew by 3.5% in the third quarter of 2018 after growing 4.2% in the second quarter of 2018.  These are very healthy growth rates for an economy the size of the United States.  Inflation has remained near the Fed’s target of 2%.  The Fed continues to confirm a growing U.S. economy by raising the short-term rate they charge banks.  The Fed has raised rates three times in 2018 and is expected to raise rates one more time in December of 2018. The Fed has stated that it expects to raise rates three times in 2019.

CHURCH SECUTITIES MARKET

The Church Securities market continues to be illiquid.  In a rising rate environment, fixed rate securities will decline in value.  Church Security prices have been affected by the increasing rates, but their higher coupon rates have given them some protection.  As rates continue to rise, their higher coupons will have less value.  In the previous communications, we mentioned that TMI, the trustee for most of the issuers in the portfolio, had indicated that some churches had been able to refinance.  In a higher rate environment, refinancing will be more difficult.

PORTFOLIO

The portfolio holds a mix of Church Securities, including Church Securities that have remained current, Church Securities that have been restructured and Church Securities that are distressed.  We actively monitor all the Church Securities held in the Fund and stay in close contact with the trustees of all the securities so that we have the most current information regarding the actions taken by the trustees.

Once again, the United States had a destructive hurricane that hit the North Carolina area. The portfolio holds a small investment in a church in North Carolina that was not significantly impacted.  In California, there are massive wild fires. The portfolio holds investments in that state, but currently, none are in the area of destruction.

Currently, the portfolio has two properties that are for sale. It is difficult to make an estimate of when these properties might be sold or for how much.

CONCLUSION

The Church Securities markets continue to be challenging. We stay in close contact with the trustees of the Church Securities, who control the foreclosure process. For the foreseeable future, liquidity will continue to be a challenge for Church Securities because of the sector’s lack of opportunities to obtain financing.  Moreover, the improving economy of the U.S. has many economists expecting interest rates to rise.  In the event that interest rates rise, Church Security prices and the value of the underlying real estate will likely be negatively affected.

We value your business and continue to work on your behalf to provide the best possible value for the Fund’s shareholders. If you would like more information about the Fund, we invite you to contact us at 713-624-2312.

Edward L. Jaroski

Claude C. Cody IV

President

Portfolio Manager

Church Capital Fund

Church Capital Fund

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

SEPTEMBER 30, 2018 (Unaudited)

The table below sets forth the diversification of the Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	California	15.34%
	Florida	15.44%
	Georgia	11.31%
	Illinois	1.31%
	Indiana	3.17%
	Louisiana	3.57%
	Maryland	0.23%
	Massachusetts	1.50%
	Nevada	0.82%
	North Carolina	0.11%
	Rhode Island	3.71%
	Tennessee	3.65%
	Texas	2.60%
	Washington	2.60%
	Total Bonds and Mortgages	65.36%
Other
	Exchange Traded Fund	31.58%
	Short-Term Investments	2.70%
	Other	0.36%
		100.00%

* Percentages indicated are based on total net assets as of September 30, 2018.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		12.02%
	Sonrise Baptist Church of Clovis (c) (d) (e) (i)
594,433	7.50%, 06/01/2020		$ 594,433

	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		95,959
128,000	7.30%, 09/18/2030		109,453
143,000	7.30%, 03/18/2032		118,676
			324,088
	The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016	7.50%, 11/21/2020		4,018
23,684	7.50%, 05/21/2021		8,638
23,684	7.50%, 11/21/2021		8,638
24,786	7.50%, 05/21/2022		9,039
28,091	7.60%, 11/21/2023		10,245
29,192	7.60%, 05/21/2024		10,646
30,294	7.60%, 11/21/2024		11,048
30,845	7.60%, 05/21/2025		11,249
32,497	7.60%, 11/21/2025		11,852
34,150	7.60%, 05/21/2026		12,454
36,353	7.60%, 05/21/2027		13,258
38,005	7.60%, 11/21/2027		13,860
39,107	7.60%, 05/21/2028		14,262
40,208	7.60%, 11/21/2028		14,664
47,369	7.60%, 11/21/2030		17,275
49,021	7.60%, 05/21/2031		17,878
50,674	7.60%, 11/21/2031		18,481
52,877	7.60%, 05/21/2032		19,284
54,529	7.60%, 11/21/2032		19,887
56,732	7.60%, 05/21/2033		20,690
61,690	7.60%, 05/21/2034		22,498
63,342	7.60%, 11/21/2034		23,101
			312,965
	Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991	8.40%, 10/15/2020		16,991
17,557	8.40%, 04/15/2021		17,557
18,124	8.40%, 10/15/2021		18,124
19,257	8.40%, 04/15/2022		19,257
19,823	8.40%, 10/15/2022		19,823
20,389	8.40%, 04/15/2023		20,389
21,522	8.40%, 10/15/2023		21,522

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

22,655	8.40%, 04/15/2024		$ 22,655
23,221	8.40%, 10/15/2024		23,221
24,354	8.40%, 04/15/2025		24,354
25,487	8.40%, 10/15/2025		25,487
26,619	8.40%, 04/15/2026		26,619
27,186	8.40%, 10/15/2026		27,186
28,885	8.40%, 04/15/2027		28,885
30,018	8.40%, 10/15/2027		30,018
31,150	8.40%, 04/15/2028		31,150
32,283	8.40%, 10/15/2028		32,283
33,982	8.40%, 04/15/2029		33,982
35,115	8.40%, 10/15/2029		35,115
36,814	8.40%, 04/15/2030		36,814
38,513	8.40%, 10/15/2030		38,513
39,646	8.40%, 04/15/2031		39,646
41,911	8.40%, 10/15/2031		41,911
43,044	8.40%, 04/15/2032		43,044
45,310	8.40%, 10/15/2032		45,310
47,009	8.40%, 04/15/2033		47,009
49,274	8.40%, 10/15/2033		49,274
50,973	8.40%, 04/15/2034		50,973
39,080	8.40%, 10/15/2034		39,080
			906,192
Florida		15.44%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,374,096	2.00%, 06/01/2027		583,167

	Bethel Baptist Institutional Church, Inc. (e) (i)
251,757	0.00%, 01/01/2022 (f)		25
1,603,550	4.50%, 01/01/2022		1,056,098
			1,056,123
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		46,850
59,000	7.60%, 09/17/2034		49,053
60,000	7.60%, 03/17/2035		50,094
63,000	7.60%, 09/17/2035		52,284
65,000	7.60%, 03/17/2036		53,501
68,000	7.60%, 09/17/2036		55,583
70,000	7.60%, 03/17/2037		56,840
73,000	7.60%, 09/17/2037		59,203
76,000	7.60%, 03/17/2038		61,248
79,000	7.60%, 09/17/2038		64,330
			548,986

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

	Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
121,013	7.00%, 11/5/2019		$ 105,209

	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852	5.25%, 07/01/2036		366,060

	Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054	4.00%, 11/15/2022		85,855

Georgia		6.68%
	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		61,872
74,000	7.90%, 07/15/2031		65,349
81,000	7.90%, 07/15/2032		70,470
87,000	7.90%, 07/15/2033		75,003
90,000	7.90%, 01/15/2034		77,247
95,000	7.90%, 07/15/2034		81,120
98,000	7.90%, 01/15/2035		83,065
101,000	7.90%, 07/15/2035		86,163
106,000	7.90%, 01/15/2036		89,750
110,000	7.90%, 07/15/2036		92,620
115,000	7.90%, 01/15/2037		96,657
119,000	7.90%, 07/15/2037		99,127
123,000	7.90%, 01/15/2038		101,992
129,000	7.90%, 07/15/2038		106,489
			1,186,924
Illinois		1.31%
	First Baptist Church of Melrose Park (c) (d) (i)
19,843	7.80%, 06/12/2019		8,471
20,976	7.80%, 12/12/2019		8,955
20,976	7.80%, 06/12/2020		8,955
22,677	7.80%, 12/12/2020		9,681
23,244	7.80%, 06/12/2021		9,923
23,811	7.80%, 12/12/2021		10,165
25,512	7.80%, 06/12/2022		10,891
28,347	7.90%, 12/12/2023		12,101
28,913	7.90%, 06/12/2024		12,343
30,614	7.90%, 12/12/2024		13,069
31,748	7.90%, 06/12/2025		13,553
24,378	7.90%, 06/12/2030		10,407
48,756	7.90%, 12/12/2030		20,814
13,606	7.90%, 12/12/2033		5,809
63,496	7.90%, 06/12/2034		27,106

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

66,331	7.90%, 12/12/2034		$ 28,317
25,512	8.00%, 12/12/2022		10,891
27,213	8.00%, 06/12/2023		11,617
			233,068
Indiana		3.17%
	Madison Park Church of God, Inc. (e) (i)
1,649,187	5.50%, 01/01/2033		562,703

Louisiana		3.57%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		91,938
15,000	7.90%, 10/20/2031		13,180
91,000	7.90%, 04/20/2032		79,743
121,000	7.90%, 10/20/2032		104,846
126,000	7.90%, 04/20/2033		109,003
136,000	7.90%, 04/20/2034		116,498
141,000	7.90%, 10/20/2034		119,864
			635,072
Maryland		0.23%
	Ark of Safety Christian Church, Inc. (c)(d) (e) (i)
46,508	4.50%, 05/15/2027		41,634

Massachusetts		1.50%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		78,204
114,000	7.30%, 08/20/2033		93,229
118,000	7.30%, 02/20/2034		96,028
			267,461
North Carolina		0.11%
	Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726	7.75%, 12/01/2009		18,947

Rhode Island		3.71%
	The Cathedral of Life Christian Assembly (d) (i)
23,000	7.50%, 08/15/2020		12,756
23,000	7.50%, 02/15/2021		12,756
25,000	7.50%, 08/15/2021		13,865
25,000	7.50%, 02/15/2022		13,865
35,000	7.60%, 08/15/2026		19,411
37,000	7.60%, 02/15/2027		20,520
39,000	7.60%, 08/15/2027		21,629
40,000	7.60%, 02/15/2028		22,184
41,000	7.60%, 08/15/2028		22,739

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

43,000	7.60%, 02/15/2029		$ 23,848
45,000	7.60%, 08/15/2029		24,957
46,000	7.60%, 02/15/2030		25,512
48,000	7.60%, 08/15/2030		26,621
50,000	7.60%, 02/15/2031		27,730
52,000	7.60%, 08/15/2031		28,839
53,000	7.60%, 02/15/2032		29,394
58,000	7.60%, 02/15/2033		32,167
60,000	7.60%, 08/15/2033		33,276
62,000	7.60%, 02/15/2034		34,385
65,000	7.60%, 08/15/2034		36,049
67,000	7.60%, 02/15/2035		37,158
70,000	7.60%, 08/15/2035		38,822
62,000	7.60%, 08/15/2036		34,385
58,000	7.60%, 02/15/2037		32,167
7,000	7.60%, 08/15/2037		3,882
26,000	8.00%, 08/15/2022		14,420
28,000	8.00%, 02/15/2023		15,529
			658,866
Tennessee		3.65%
	Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000	8.40%, 07/18/2021		13,992
39,000	8.40%, 10/18/2021		14,360
40,000	8.40%, 01/18/2022		14,728
41,000	8.40%, 04/18/2022		15,096
41,000	8.40%, 07/18/2022		15,096
42,000	8.40%, 10/18/2022		15,464
44,000	8.40%, 01/18/2023		16,201
44,000	8.40%, 04/18/2023		16,201
45,000	8.40%, 07/18/2023		16,569
46,000	8.40%, 10/18/2023		16,937
47,000	8.40%, 01/18/2024		17,305
47,000	8.40%, 04/18/2024		17,305
34,000	8.40%, 07/18/2024		12,519
50,000	8.40%, 10/18/2024		18,410
51,000	8.40%, 01/18/2025		18,778
52,000	8.40%, 04/18/2025		19,149
54,000	8.40%, 10/18/2025		19,883
56,000	8.40%, 01/18/2026		20,619
56,000	8.40%, 04/18/2026		20,619
58,000	8.40%, 10/18/2026		21,356
60,000	8.40%, 01/18/2027		22,092
35,000	8.40%, 10/18/2028		12,887

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

30,000	8.40%, 01/18/2029		$ 11,046
52,000	8.40%, 04/18/2029		19,146
20,000	8.40%, 07/18/2029		7,364
75,000	8.40%, 10/18/2029		27,615
77,000	8.40%, 01/18/2030		28,351
78,000	8.40%, 04/18/2030		28,720
81,000	8.40%, 07/18/2030		29,824
81,000	8.40%, 10/18/2030		29,824
21,000	8.40%, 04/18/2031		7,732
38,000	8.40%, 07/18/2031		13,992
88,000	8.40%, 10/18/2031		32,402
100,000	8.40%, 04/18/2033		36,820
			648,402
Washington		2.60%
	Cascade Christian Center of Skagit Valley (e) (i)
528,742	5.00%, 10/20/2020		463,178

Total Church Mortgage Bonds (Cost $16,229,580)		53.99%	9,599,333

CHURCH MORTGAGE LOANS (b)

California		3.32%
	Mount Olive Missionary Baptist Church of Fresno (e) (i)
833,521	3.50%, 08/01/2022		589,632

Georgia		4.63%
	God First Breakthrough Ministries, Inc. (e) (i)
951,459	3.00%, 03/01/2020		822,441

Nevada		0.82%
	Iglesia Christiana Verbo De Dios, Inc. (c) (e) (i)
249,527	4.00%, 04/01/2023		146,672
Texas		2.60%
	Pleasant Grove Baptist Church (e) (i)
769,060	4.00%, 08/01/2023		463,128

Total Church Mortgage Loans (Cost $2,803,567)		11.37%	2,021,873

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2018

Shares/Principal Amount			Fair Value

EXCHANGE TRADED FUNDS (h)		31.58%

Exchange Traded Funds
30,600	Invesco Senior Loan ETF		$ 709,002
13,500	PIMCO 1-3 Year US Treasury ETF		673,110
7,300	PIMCO Investment Grade Corporate Bond ETF		734,307
8,800	Vanguard Intermediate-Term Bond ETF		708,224
11,200	Vanguard Intermediate-Term Treasury ETF		695,408
8,800	Vanguard Intermediate-Term Corporate Bond ETF		735,064
9,100	Vanguard Short-Term Bond ETF		710,073
8,300	Vanguard Short-Term Corporate Bond ETF		648,728
Total Exchange Traded Funds (Cost $5,671,326)			5,613,916

SHORT TERM INVESTMENT		2.70%

Money Market Fund (h)
479,262	Federated Gov't Obligations Fund-Inst'l Shares- 1.90% (g) (Cost $479,262)		479,262

Total Investments - (Cost $25,183,735)		99.64%	17,714,384

ASSETS IN EXCESS OF LIABILITIES		0.36%	64,162

Net Assets		100.00%	$17,778,546

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.  See Note 3.

(c)  Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e)  The trustee of the issuer has completed restructuring of the bond and/or mortgage.  The restructured terms reduced the interest rate and/or shortened the maturity period.

(f)   Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee.  The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.

(g)  Rate shown represents the 7 day effective yield as of September 30, 2018, is subject to change and resets daily.

(h)  Mutual funds and exchange traded funds are priced at their NAV as of September 28, 2018.

(i)  Security is fair valued by management as of September 30, 2018. See Note 3.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018

Assets:
Investments in Securities, at Fair Value (Cost $25,183,735)	$ 17,714,384
Interest and Dividends Receivable	125,805
Prepaid expenses and other	46
Total Assets	17,840,235

Liabilities:
Accrued Service Fees	685
Accrued Trustee Fees	38
Accrued Custody Fees	618
Accrued Audit Fees	48,637
Accrued Legal Fees	3,914
Accrued Miscellaneous Fees	2,461
Accrued Compensation	156
Accrued Printing Expenses	2,088
Accrued Insurance Fees	39
Accrued Transfer Agent Fees	3,053
Total Liabilities	61,689
Net Assets	$ 17,778,546

Net Assets Consist of:
Paid In Capital	$ 32,894,511
Undistributed Net Investment Income	117,805
Accumulated Realized Loss on Investments	(7,764,419)
Unrealized Depreciation in Fair Value of Investments	(7,469,351)
Net Assets, for 1,492,114 Shares Outstanding (6,200,000 Shares Authorized)	$ 17,778,546

Net Asset Value per share ($17,778,546/1,492,114 shares)	$ 11.92

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

For the year ended SEPTEMBER 30, 2018

Investment Income:
Interest	$ 798,828
Dividends	116,373
Total Investment Income	915,201

Expenses:
Audit Fees	77,464
Service Fees	4,989
Transfer Agent and Accounting Fees (Note 4)	36,820
Compensation & Benefits (Note 4)	220,501
Miscellaneous Fees	16,190
Insurance Expense	18,661
Registration Fees	2,693
Printing and Mailing Fees	13,967
Custody Fees	8,421
Trustees' Retainer and Meeting Expenses	24,457
Legal Fees	37,382
Total Expenses	461,545

Net Investment Income	453,656

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(843,270)
Net Change in Unrealized Appreciation on Investments	1,601,550
Realized and Unrealized Gain on Investments	758,280
Net Increase in Net Assets Resulting from Operations	$ 1,211,936

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 453,656	$ 530,902
Net Realized Loss on Investments	(843,270)	(532,933)
Change in Unrealized Appreciation on Investments	1,601,550	239,240
Net Increase in Net Assets Resulting from Operations	1,211,936	237,209

Distributions to Shareholders:
Net Investment Income	(451,714)	(282,115)
Total Dividends and Distributions Paid to Shareholders	(451,714)	(282,115)

Capital Share Transactions:
Shares Issued on Reinvestment of Dividends	101,795	61,475
Cost of Shares Repurchased	(936,634)	(967,545)
Net Decrease from Shareholder Activity	(834,839)	(906,070)

Net Assets:
Net Increase in Net Assets	(74,617)	(950,976)
Beginning of Year	17,853,163	18,804,139
End of Year (Including Undistributed Net Investment Income/(Distributions in Excess of Accumulated Undistributed Net Investment Income) of $117,805 and $115,863, respectively)	$17,778,546	$17,853,163

Share Transactions:
Shares Issued on Reinvestment of Dividends	8,732	5,291
Shares Repurchased	(78,645)	(81,718)
Net Decrease in Shares	(69,913)	(76,427)
Outstanding at Beginning of Year	1,562,027	1,638,454
Outstanding at End of Year	1,492,114	1,562,027

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

       For the year ended SEPTEMBER 30, 2018

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,211,936
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	1,680,601
Purchases of long-term investment securities and accretion	(5,860,824)
Sales of short-term investments, net	5,064,889
Decrease in prepaid expenses	3,950
Increase in interest and dividends receivable	(5,152)
Decrease in accrued expenses	(51,410)
Net change in unrealized depreciation on investments	(1,601,550)
Realized loss on investments	843,270
Net cash provided by operating activities	$ 1,285,710

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	(349,919)
Payments for shares repurchased	(936,634)
Net cash provided by (used for) financing activities	(1,286,553)

Net increase/(decrease) in cash	$ (843)

Cash (excluding short-term investments):
Beginning balance	843
Ending balance	$ -

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends of $101,795

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended September 30,
	2018	2017	2016	2015	2014

Net Asset Value, at Beginning of Year (a)	$ 11.43	$ 11.48	$ 16.89	$ 17.66	$ 17.55

Income From Investment Operations:
Net Investment Income (b)	0.29	0.32	0.20	0.54	0.84
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.49	(0.19)	(0.21)	(0.75)	0.12
Total from Investment Operations	0.78	0.13	(0.01)	(0.21)	0.96

Distributions:
Net Investment Income	(0.29)	(0.18)	(0.19)	(0.56)	(0.85)
Return of Capital	-	-	(5.21)	-	-
Total from Distributions	(0.29)	(0.18)	(5.40)	(0.56)	(0.85)

Repurchase Fees	-	-	-	-	-

Net Asset Value, at End of Year (a)	$ 11.92	$ 11.43	$ 11.48	$ 16.89	$ 17.66

Market Value (c)	$ -	$ -	$ -	$ -	$ -

Total Return (d)	6.89%	1.09%	(1.84)%	(1.28)%	5.60%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 17,779	$ 17,853	$ 18,804	$ 29,047	$ 31,743
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.54%	2.45%	1.72%	1.56%	2.23%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.79%	1.13%	3.01%	4.64%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.54%	2.45%	1.62%	1.46%	2.13%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.79%	1.23%	3.11%	4.74%
Portfolio Turnover	10.60%	14.55%(e)	0.24%(e)	28.78%(e)	3.60%

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year/period.

(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Effective January 24, 2013, the Fund was closed to new share sales.

(e) Portfolio turnover figure includes the restructures of long-term investment securities.

N/A  Not applicable

* Annualized.

** Not annualized.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

(1)

ORGANIZATION

The Church Capital Fund, formerly Capstone Church Capital Fund, (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business has been managing its assets which were invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”).  Due to pressures stemming from the financial crisis that began in 2008, the Fund has found it increasingly advisable to temporarily cease purchases of new church mortgage bonds and church mortgage loans (“Church Securities”) and to reduce its holdings of these securities when opportunities were found to sell at prices deemed advantageous to the Fund and its shareholders.  Concurrently, because these extraordinary market conditions have continued to have a negative effect on the value of the Fund’s holdings of Church Securities, the percentage of the Fund’s holdings of Church Securities has been decreasing while the Fund’s holdings of cash and liquid securities have been increasing, both as a result of the Fund’s sales of Church Securities and from a conscious effort by the Fund’s management to assure that the Fund will have sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer.  At its meeting on May 11, 2016, the Board of the Trustees (“Board”) of the Fund authorized a special distribution to shareholders which decreased the amount and percentage of cash and other liquid securities held by the Fund.  As of September 30, 2018, investments in cash and other liquid securities, which may reduce the Fund’s overall portfolio maturity and the Fund’s yield, constituted 34% of the Fund’s portfolio. To the extent consistent with the Fund’s need to maintain sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer, the Fund may invest a portion of its liquid assets in securities, including Church Securities, in an effort to generate additional income.

The Board, at a meeting held September 15, 2016, established a new arrangement whereby the Board assumed direct responsibility for management of the Fund.  The new arrangement is designed to benefit the Fund and its shareholders by eliminating certain Fund contractual expenses, including investment advisory, administration and compliance services expenses.  (See Note 4.)  Because the Fund is no longer selling its shares, its assets are being steadily reduced through its annual repurchase offers, and there are limited opportunities for the Fund to invest in new Church Securities, the Board believes those services are no longer essential to the Fund’s management and that direct management by the Board will provide better value for shareholders.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under GAAP.

Security Valuation

The Fund’s investments in Church Securities are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in Church Securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such Church Securities using a pricing service when such prices are believed to reflect fair value. Church Securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed by the pricing service using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads.  The Market Approach is sensitive to changes in the benchmark yield curve and spreads that reflect the credit, liquidity, and

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

refinancing risks of the individual security.  A reduced yield causes the price to increase while an increased yield causes the price to decrease.

The relevant inputs that the Fund could consider when using the Market Approach may include, but have not been limited to:

-

the BB yield curve

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest. has any late or missed payments, maturity extensions

-

the viability of the local refinancing market

-

the size of the issuer

-

the size of any trades that occurred in the open market

-

the maturity date

-

the estimated value of the underlying collateral

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund management has taken an Income Approach to the valuation of the securities.  The relevant inputs that Fund management could consider in using the Income Approach to determine a fair value include, but have not been limited to:

-

any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages

-

any current listing price or related data

-

index adjusted appraisal values or broker opinion of value based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

-

broker opinion of values of the property securing the church securities

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in a property value or other estimate of the value of the underlying real estate, causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the Church Loan Assets Master LLC (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations, if any, held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value (“NAV”).

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for exchange traded funds and money market funds and ETF’s.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, Church Securities are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing and; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of September 30, 2018:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2018
Church Mortgage Bonds	$ -	$ -	$ 9,599,333	$ 9,599,333
Church Mortgage Loans	-	-	2,021,873	2,021,873
Exchange Traded Fund	5,613,916	-	-	5,613,916
Short Term Investments	479,262	-	-	479,262
	$ 6,093,178	$ -	$ 11,621,206	$ 17,714,384

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the year ended September 30, 2018.

See the Schedule of Investments for state classification of Church Securities.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2017	$ 9,532,235	$ 1,954,834	$ 11,487,069
Accrued Accretion/(Amortization)	2,241	-	2,241
Unrealized Appreciation/(Depreciation)	1,485,859	173,100	1,658,959
Realized Gain/(Loss)	(833,488)	-	(833,488)
Gross Sales and Paydowns	(587,514)	(106,061)	(693,575)
Gross Restructures	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 9/30/2018	$ 9,599,333	$ 2,021,873	$ 11,621,206

The total change in unrealized appreciation/(depreciation) for the year ended September 30, 2018 included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2018, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$ 1,485,859
Church Mortgage Loans	173,100
Total	$ 1,658,959

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fund's management in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at September 30, 2018:

Type of Assets	Fair Value at September 30, 2018	Valuation Approach	Significant Unobservable Input(s)	Range

Church Mortgage Bonds and Loans	$ 4,792,254	Income Approach	Disposition costs	7.9% - 38.5%
			Discount rate	3.8% - 6.4%
			Time to sell	.25 – 4.5 years

Church Mortgage Bonds and Loans	3,866,449	Market Approach	Credit Spread	2.0% - 8.0%
			Refinancing Spread	2.0% - 5.5%
			Liquidity Spread	0% – 8.0%
8,658,675

Church Mortgage Bonds	2,962,531	Vendor Pricing

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

Total	$ 11,621,206

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums using the effective interest method, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Fund management as part of the valuation process. Debt obligations that have been restructured or have been previously placed on a non-accrual status will resume interest accruals, once the Fund has received two consecutive payments on time and have no indication from the trustee that the restructured debt obligor is delinquent. The treatment of such accruals and receivables may be different for federal income tax purposes.

Purchases (including restructures) and sales of investment securities (excluding paydowns, short-term investments, U.S. government and U.S. government agency securities) aggregated $5,860,824 and $987,026, respectively, for the year ended September 30, 2018.

Dividends and Distributions

Dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the year ended September 30, 2018, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

As of and during the year ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the year ended September 30, 2018, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2014, and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

 AGREEMENTS

The Board appointed Officers of the Fund which for the year ended September 30, 2018, were compensated for their management and administrative services to the Fund in the amount of $220,501.  The compensation and benefits expense is comprised of salary, payroll taxes and health insurance.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $21,000 on average net assets up to $25 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the year ended September 30, 2018, the Fund incurred transfer agent and accounting fees and expenses of $36,820.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board authorized the Fund to offer to repurchase 5% of its outstanding shares on August 31, 2018.  In accordance with SEC guidelines, the Fund’s Board can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount. The Board did not authorize such additional 2% for the August 31, 2018 repurchase offer.  During the year ended September 30, 2018, the Fund repurchased shares as follows:

Repurchase request deadline	8/31/2018
Repurchase pricing date	9/7/2018
Shares repurchased	78,504
Percentage of Fund shares outstanding	5.00%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s NAV determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

(6)

FEDERAL INCOME TAXES

As of September 30, 2018, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$ 25,307,605
Gross unrealized appreciation	$ -
Gross unrealized depreciation	(7,593,221)
Net unrealized depreciation	$ (7,593,221)
Accumulated other losses	(7,764,419)
Accumulated undistributed net investment income	241,675
Total distributable earnings	$ (15,115,965)

As of September 30, 2018, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the differing treatment for the recognition of interest income, and post-October loss deferral.

As of September 30, 2018, the Fund had a capital loss carryforward totaling $6,551,198.  Of that amount $1,240 expires on September 30, 2019 and is treated as short-term capital loss.  The remaining $6,549,956 has no expiration and is treated as long-term capital loss.

The tax character of distributions paid for the year ended September 30, 2018, was as follows:

Ordinary income	$ 451,714

(7)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund’s portfolio includes significant amounts of church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

Church Securities. There is less readily available, reliable information about most Church Securities than is the case for many other types of securities. In addition, there is

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

no nationally recognized independent rating organization that evaluates or provides ratings for Church Securities or for borrowers.

Illiquidity. Church Securities are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, Church Securities are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for Church Securities, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no specified limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets are invested in Church Securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates will adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and will further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale.

Risk of Subordination. Church Securities are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church Securities, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Church Securities results in a reduction in income to the Fund, a reduction in the value of the Church Securities and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a Church Security, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a Church Security do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Church Security.

General Credit Risk. The Fund’s investments in Church Securities and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent years have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already issued fixed income securities generally decline. Because the Fund has not recently been purchasing Church Securities, the stated maturity of the performing securities has continued to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the Fund has been reinvesting the money in liquid, public corporate bonds, and in other funds that invest in such bonds and money market instruments, which typically earn lower rates of interest than Church Securities. Investors should be aware that the longer the maturity of a fixed rate instrument, the greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the Church Securities markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes.  Because of adverse market conditions in the Church Securities market and gradual liquidation of its Church Securities holdings, as noted

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

earlier, the Fund has been invested more heavily in such non-Church Securities instruments in recent years. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note 5.) “Repurchase Offers,” above.)  The Fund also needs cash to cover expenses and to pay out dividend income and capital gains, in accordance with applicable law. Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and, thus can reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purposes.

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 21 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceeds in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer or any discretionary repurchase offer or is not successful in having those Shares repurchased in an annual repurchase offer or in a discretionary repurchase offer, if any, will have difficulty selling the Shares in the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the costs to the Fund of managing its assets will not be proportionally reduced.

(8)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(9)      OTHER MATTERS

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to meet the Fund’s expenses of continued operation, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

(10)     SUBSEQUENT EVENTS

Management has evaluated subsequent events through November 28, 2018, the date these financial statements were available to be issued.  There were no such events that required adjustment or disclosure for the period subsequent to September 30, 2018, through the date of issuance of these financial statements.

(11)    NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2018

amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), as amended by ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date.  The amendments improve the comparability of revenue recognition principles across entities and industries from all countries governed by either FASB or International Standards Board (IASB), provide more useful information to financial statement users and simplifies the preparation of financial statements.  The ASU is effective for fiscal years beginning after December 15, 2017.  Management is currently evaluation the impact, if any, of applying this provision.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Church Capital Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Church Capital Fund (the "Fund") as of September 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended and the related notes (collectively referred to as the “financial statements”), and the financial highlights in the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of September 30, 2017 and financial highlights for each of the five years in the period then ended were audited by another auditor whose report dated November 29, 2017, expressed an unqualified opinion on those financial statements and financial highlights. The Statement of Changes in Net Assets for the year ended September 30, 2017 and the financial highlights for each of the four prior years in the period then ended are presented for comparative purposes.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian.

Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

Critical Audit Matter

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing separate opinions on the critical audit matter or on the accounts or disclosures to which it relates.

As discussed in Note 3 to the financial statements, the financial statements include investments valued at $8,658,675 (49% of net assets) as of September 30, 2018, whose fair values have been estimated by management in accordance with policies approved by and under the general oversight of the Board of Trustees in the absence of readily determinable fair values.

The principal considerations for our determination of the investments whose fair values have been estimated by management in accordance with policies approved by and under the general oversight of the Board of Trustees in the absence of readily determinable fair values are that auditing these investments involved our complex and subjective judgment and the investments are material to the financial statements as a whole.

Our audit procedures related to these investments included the following procedures, among others to address the critical audit matter: We tested the effectiveness of the controls over the Fund’s valuation methodologies and evaluated the relevance of the qualitative components embedded in the methodology models. We also agreed underlying supporting documentation from outside specialists where applicable, agreed to actual empirical sales data as available and tested the computational accuracy of the models.

McBee & Co, PC

We have served as the auditor of Church Capital Fund since 2018.

Dallas, Texas

November 28, 2018

McBee & Co., PC

Dallas Office • 214.823.3500             Keller Office • 817.482.6002

CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that Church Capital Fund uses to determine how to vote proxies is available free of charge by calling 713-624-2312 or 1-800-595-4533.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2018, is available free of charge on the SEC’s website at http://www.sec.gov.

The Fund did not vote any proxies during the 12-month period ended June 30, 2018.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 713-624-2312 or 1-800-595-4533.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS

SEPTEMBER 30, 2018 (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years and other directorships held by the Trustees.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee **

Edward L. Jaroski c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 71	Trustee, President & Chairman of the Board	From 2004

President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and CFS Consulting Services, LLC; Director of Capstone Financial Services, Inc. (1987 – May 1, 2015); President/CEO of Capstone Financial Services, Inc. (1987 – May 1, 2015);  President/Director of Capstone Funds (1987-2016).

Director & Committee Member Theater Under the Stars; Director I-Am Capital Acquisition Company
Independent Trustees

John R. Parker c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 72	Trustee	From 2004	Self-employed Investor Consultant	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation.
Leonard B. Melley, Jr. * c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 59	Trustee	From 2004

CEO/President of Ballybunion Ent., Inc.; CEO/President of Freedom Stores, Inc. (1983-2016);  COO/Vice President of Freedom Acceptance, Co.;  COO/Vice President of MCS, Inc.; Chairman, Flexstar Financial Solution, LLC.

Board Member, Ballybunion Ent. Inc.; Board Member, MCS, Inc.
John M. Briggs, CPA c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 70	Trustee	From 2005	CPA.	Director-Healthcare Services Group, Inc. since 1992
William H. Herrmann, Jr. c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 72	Trustee	From 2011	Herrmann & Associates, Financial Services	Director, I-Am Capital Acquisition Company; Chairman – Beta RhoProperty Co., Inc. of Sigma Nu Fraternity Trustee – LuLu Shriners Investment Advisory Committee

* Mr. Melley is married to the sister of Mr. Jaroski's wife.

** The Interested Trustee is an Interested Trustee because he is an officer and an employee of the Church Capital Fund.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held By Trustee

Executive Officers

Claude C. Cody, IV c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 67	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009-2016); Officer of Capstone Funds (2009-2016).	None
Carla D. Homer c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 59	Chief Compliance Officer, Secretary	From 2016

Chief Compliance Officer of Capstone Asset Management Company (July 2013 – October 2015); Vice President of Capstone Asset Management Company, Capstone Asset Planning Company, Capstone Financial Services, Inc. (1998-2015) and Officer of Capstone Funds (2004-2015).

None
Richard A. Nunn c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 72	Treasurer	From 2016

Sr. Vice President, Chief Compliance Officer of Capstone Asset Management Company (May 2004 – July 2013); Sr. Vice President of Capstone Financial Services, Inc. (May 2004 – July 2013); Sr. Vice President and Secretary of CFS Consulting Services, LLC (October 2008-2013); Officer of Steward Funds, Inc. (2004-2016); MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs (September 2000 – Present).

None

Church Capital Fund

HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include letters from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account by calling 1-800-595-4533 or 713-624-2312.

You may also get copies of the SAI, reports, or other information about the Fund directly from the Securities and Exchange Commission ("SEC") by:

- visiting the SEC's public reference room. (Call 1-202-942-8090 for information or email publicinfo@sec.gov).
- sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
- visiting the SEC's website — http://www.sec.gov/

The Fund's Investment Company Act File Number with the SEC is: 811-21662.

Church Capital Fund
3375 Westpark Drive, #472
Houston, Texas 77005
1-800-595-4533

Item 2. Code of Ethics.

(a) As of the end of the period covered by the contained in Item 1 of this Form N-CSR, the registrant has adopted a code of ethics (“Code”), as defined in Item 2 of Form N-CSR, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

This code of ethics is included as an exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one Audit Committee Financial Expert serving on its Audit Committee.

3(a)(2) The Audit Committee Financial Expert is John Briggs, who is "Independent" for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

 2018

2017

(a) Audit Fees

$62,700

$80,000

(b) Audit-Related Fees

$0

$0

(c) Tax Fees

$0

$3,000

(d) All Other Fees

$0

$0

(e) (1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Fund and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e) (2) For the fiscal years ended September 30, 2018 and 2017, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)  Not applicable.

(g)  For the fiscal year ended September 30, 2018, McBee & Co. billed $62,700 respectively.  For the fiscal year ended September 30, 2017, Cohen Fund Audit Services, Ltd. billed $80,000 respectively.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.  Not applicable.

Item 6.  Investments.

(a) The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing (registrant is a bond fund).

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(1)  The Fund’s portfolio managers are Claude C. Cody and Edward L. Jaroski.

(2)  The numbers of registered investment company accounts and private accounts, and assets in each category, managed by the portfolio manager is indicated in the following table.  The portfolio manager referenced in the table below does not manage any pooled investment vehicles other than registered investment companies.

Portfolio Manager	Number of Registered Investment Companies	Assets under management (in millions)	Number of Private Accounts	Assets under management (in millions)	Total Assets (in millions)
Claude C. Cody	1	$17.9	0	$0	$17.9
Edward L. Jaroski	1	$17.9	0	$0	$17.9

(3)  None of the accounts managed by this portfolio manager has a performance fee-based investment advisory fee.  Portfolio managers are compensated on a fixed salary.

(4)(a)  Ownership of Securities:

The following table shows the dollar range of shares of the Fund owned by the Portfolio Manager as of September 30, 2018, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Claude C. Cody	$0.00
Edward L. Jaroski	$13,000

(b)  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company. Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders. Not applicable.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)  The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

   Edward L. Jaroski,

   President

Date December 7, 2018

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date December 7, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski

   Edward L. Jaroski,

   President

Date December 7, 2018

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date December 7, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date December 7, 2018